Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The loss from continuing operations before income taxes consists of the following:

	For the Year Ended December 31,
	2025	2024	2023
United Kingdom	$(17,847)	$(11,430)	$6,139
United States	(30,178)	(31,943)	(30,343)
Foreign	(6,430)	7,628	(24,244)
Total pre-tax loss	$(54,455)	$(35,745)	$(48,448)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes consists of the following:

	For the Year Ended December 31,
	2025	2024	2023
Current expense:
United Kingdom	$—	$101	$513
United States	7	85	541
Foreign	416	877	116
Total current expense	423	1,063	1,170
Deferred benefit:
United Kingdom	—	25,436	175
United States	—	43,017	(10,170)
Foreign	(807)	(784)	(833)
Total deferred expense	(807)	67,669	(10,828)
Total provision for income taxes	$(384)	$68,732	$(9,658)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the income tax benefit calculated using the applicable federal statutory rate to the Company's actual income tax expense is as follows:

	For the Year Ended December 31,
	2025		2024		2023
Tax benefit at United Kingdom statutory rate(1)	$(13,613)	25.0%	$(6,754)	18.9%	$(11,655)	24.1%
United States Operations
Nondeductible expenses	1,433	(2.6)%	752	(2.1)%	48	(0.1)%
Change in valuation allowance	6,190	(11.4)%	50,935	(142.5)%	—	—%
Other	(163)	0.3%	(1,659)	4.6%	(2,025)	4.2%
Cayman Islands Operations
Statutory tax rate differential	1,411	(2.6)%	(3,762)	10.5%	2,807	(5.8)%
Other foreign jurisdictions	(602)	1.1%	925	(2.6)%	(4)	—%
Change in valuation allowance	5,502	(10.1)%	28,399	(79.5)%	—	—%
Nontaxable income	(1,750)	3.2%	(1,273)	3.6%	(45)	0.1%
Other	1,208	(2.2)%	1,169	(3.3)%	1,216	(2.5)%
	$(384)	0.7%	$68,732	(192.3)%	$(9,658)	19.9%
(1) U.K. statutory tax rate of 25.0%, 25.0%, and 23.5% for the years ended December 31, 2025, 2024, and 2023, respectively. The U.K. statutory tax rate is used rather than the U.S. tax rate because a UK holding company is the parent company of all the Promethean operating companies. In the table above, tax rates for 2024 and 2023 differ from U.K. statutory tax rates due to the impact of discontinued operations in those years (refer to Note 20. Discontinued Operations for additional details).

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s net deferred tax assets and liabilities are as follows:

	For the Year Ended December 31,
	2025	2024
Deferred tax assets:
Accrued expense	$6,799	$7,746
Deferred revenue	4,299	4,015
Inventories	369	196
Intangible assets	1,466	1,806
Fixed assets	876	982
R&D costs	6,270	8,171
Losses and credit carryforwards	68,599	58,565
Share-based compensation	356	431
Other	3,176	1,652
Total deferred tax assets before valuation allowance	92,210	83,564
Less: valuation allowance	(87,419)	(80,054)
Total deferred tax assets	4,791	3,510
Deferred tax liability:
Intangible assets	(13,420)	(12,828)
Other	(284)	(404)
Total deferred tax liabilities	(13,704)	(13,232)
Net deferred tax liabilities	$(8,913)	$(9,722)

Schedule of Cash Refunds Received, Net
The Company received net cash refunds as follows:

	For the Year Ended December 31,
	2025	2024	2023
United Kingdom	$(2,019)	$(1,218)	$(428)
United States	64	(548)	(1,030)
Germany	217	369	544
Poland	381	—	—
Total cash received for tax refunds, net	$(1,357)	$(1,397)	$(914)